LEASES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY

Maturity of lease liability for the operating leases for the period ended December 31,
2023	$146,432
2024	$4,319
Imputed interest	$(1,096)
Total lease liability	$149,655

Disclosed as:
Current portion	$145,476
Non-current portion	$4,179

SCHEDULE OF TOTAL LEASE COST

Individual components of the total lease cost incurred by the Company is as follows:

	Nine months ended December 31, 2022	Nine months ended December 31, 2021
	(unaudited)	(unaudited)
Operating lease expense	$108,366	$106,206

Financing lease expense
Depreciation of capitalized finance lease assets	5,173	-
Interest expense on finance lease liabilities	5,425	-
	$118,964	$106,206

SCHEDULE OF MATURITY OF FINANCE LEASE LIABILITY
Maturity of lease liability for the financing leases for the period ended December 31,
2023	$55,427
2024	$55,427
2025	$55,427
2026	$50,808
Imputed interest	$(64,519)
Total lease liability	$152,570

Disclosed as:
Current portion	$29,020
Non-current portion	$123,550

SCHEDULE OF AMORTIZATION OF RIGHT OF USE ASSET
Amortization of the right of use asset for the period ended December 31,
2023	$169,392
2024	$47,345
2025	$50,387
2026	$53,798

Total	$320,922

White River Holdings Corp [Member]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY

Maturity of lease liability for the operating lease for the period ended March 31,
2023	$155,263
2024	$108,116
2024	$2,119
Total lease liability	$265,498

Disclosed as:
Current portion	$155,263
Non-current portion	$110,235

SCHEDULE OF AMORTIZATION OF RIGHT OF USE ASSET
Amortization of the right of use asset for the period ended March 31,
2023	$142,907
2024	$98,468
2025	$2,119
Total	$243,494

SCHEDULE OF TOTAL LEASE COST	Individual components of the total lease cost incurred by the Company is as follows:
	Year ended March 31, 2022	Year ended March 31, 2021

Operating lease expense	$135,850	$79,246